Business Acquisitions - Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012
Assets purchased
Current assets	$ 4	$ 12
Property, plant and equipment	2	3
Other assets	4	6
Deferred income tax asset	39	4
Goodwill	31	151
Assets Acquired	186	269
Liabilities assumed	(23)	29
Deferred income tax liability	(38)	9
Liabilities Assumed including Income Tax	(61)	38
Net non-cash assets acquired	125	231
Cash acquired	1	6
Purchase price	126	237
Consideration
Cash consideration	93	232
Fair value of equity interest previously held	20
Contingent consideration	13	5
Consideration paid, Total	126	237
Customer relationship intangible [Member]
Assets purchased
Customer relationship intangible, acquired technology, research and development in process and patents	10	16
Acquired technology [Member]
Assets purchased
Customer relationship intangible, acquired technology, research and development in process and patents	96	72
In-process research and development [Member]
Assets purchased
Customer relationship intangible, acquired technology, research and development in process and patents		$ 5